Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) vessel term_loan subsidiary	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel term_loan subsidiary	Sep. 30, 2020 USD ($)	Sep. 30, 2021 EUR (€) vessel term_loan subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Number of Term Loans	6		6		6
Carrying amount of debt | $	$ 1,394,373		$ 1,394,373			$ 1,481,936
Foreign currency exchange gain (loss) (notes 8 and 11) | $	$ 2,767	$ (7,853)	$ 6,884	$ (14,738)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Line of Credit | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	2		2		2
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Number of Term Loans	2		2		2
Carrying amount of debt	$ 128,400		$ 128,400		€ 110.9	$ 152,700	€ 125.0
Euro-denominated Term Loans due in 2023 and 2024 | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Euro-denominated Term Loans due in 2023 and 2024 | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	1		1		1
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR
Debt Instrument [Line Items]
Number of Term Loans	1		1		1
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.95%